Trade payables and other current liabilities - Additional Information (Details) - EUR (€) € in Thousands				12 Months Ended
	Dec. 15, 2020	Jul. 10, 2020	Jun. 18, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Initial offering costs				€ 349
Increase in payroll tax and other payroll liabilities				1,300
Payroll tax and other payroll liabilities				6,200	€ 4,900
Increase in loans and conditional advances				10,350	€ 14,000	€ 16,000
Sanofi, Gene Therapy Portfolio
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Deferred income classified as current				100
Collaboration agreement, term	1 year
Sanofi, Gene Therapy Portfolio | Curadigm SAS
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Collaboration agreement, term	1 year
Curadigm Bpifrance advance
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Deferred income classified as current				162
Increase in loans and conditional advances			€ 350
PGE Loan, BPI France
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Deferred income classified as current				€ 157
Increase in loans and conditional advances		€ 5,000

[1]	The Company applied the new standard IFRS 16 – Leases starting January 1, 2019 following the modified retrospective method, the comparative financial statements are therefore not restated (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases)